Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure of deposits [line items]
Demand	$ 583,977	$ 576,062
Notice	86,498	85,862
Term	481,122	438,907
Total deposits	1,151,597	1,100,831
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	215,310	207,493
Notice	67,988	64,613
Term	99,583	90,382
Total deposits	382,881	362,488
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	357,482	356,020
Notice	18,288	20,800
Term	349,208	319,533
Total deposits	724,978	696,353
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	11,185	12,549
Notice	222	449
Term	32,331	28,992
Total deposits	43,738	41,990
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	583,977	576,062
Notice	86,498	85,862
Term	481,122	438,907
Total deposits	1,151,597	1,100,831
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	160,319	151,475
Notice	8,338	8,051
Term	461	713
Total deposits	169,118	160,239
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	315,156	315,464
Notice	20,362	19,857
Term	336,744	312,987
Total deposits	672,262	648,308
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	56,437	54,021
Total deposits	56,437	54,021
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,396	6,978
Notice	57,277	57,260
Term	87,043	77,597
Total deposits	151,716	141,835
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	424	632
Total deposits	424	632
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	30,127	34,278
Notice	521	693
Term	43,604	36,788
Total deposits	74,252	71,759
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	8,837	8,002
Total deposits	8,837	8,002
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,281	5,212
Notice		1
Term	13,270	10,822
Total deposits	$ 18,551	$ 16,035